Inventories (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Inventory Disclosure [Line Items]
Finished products, including finished parts held for sale	$ 5,146,353	¥ 422,001,000	¥ 294,807,000
Work in process	1,723,195	141,302,000	135,167,000
Materials and supplies	598,244	49,056,000	43,902,000
Total	$ 7,467,792	¥ 612,359,000	¥ 473,876,000